Note 6. Equity Transactions: Stock Option Plans, Director Policy (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Independent directors
Stock Option Plan Expense - Directors	$ 130,300	$ 132,100